Cover	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2026
Entity File Number	001-41768
Entity Registrant Name	TRON INC.
Entity Central Index Key	0001956744
Entity Tax Identification Number	32-0686534
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	941 W. Morse Blvd.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Winter Park
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32789
City Area Code	(407)
Local Phone Number	230-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	TRON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false